Peachtree Alternative Strategies Fund
Schedule of Investments
January 31, 2022 (Unaudited)

									Next
						Initial			Available
		% of				Acquisition		Redemption	Redemption
Portfolio Funds*		Net Assets		Cost(1)	Fair Value	Date		Frequency(2)	Date
Equity:
Glazer Enhanced Offshore Fund, Series 1		4.5%		$ 6,676,764	$ 9,854,343	3/1/2020	(3)	Monthly	2/28/2022
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84		0.0%	(4)	86,437	36,585	1/3/2017		N/A	(5)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series		1.5%		2,236,663	3,343,946	1/3/2017		Quarterly	3/31/2022	(6)
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18		2.6%		4,504,047	5,810,789	1/3/2017	(3)	Quarterly	3/31/2022	(6)
Suvretta Offshore Fund Ltd., Class 1-A, Multiple Series		3.8%		7,471,352	8,367,964	8/1/2017	(3)	Quarterly	3/31/2022
TPG Public Equity Partners-A, L.P.		4.3%		6,746,089	9,437,486	1/3/2017	(3)	Quarterly	3/31/2022	(6)
Total Equity		16.7%		$ 27,721,352	$ 36,851,113

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K		0.2%		$ 357,839	$ 421,165	3/1/2019		N/A	(5)
Concordia G-10 Fixed Income Relative Value Ltd., Class B, Series 08-19		4.4%		9,000,020	9,597,165	8/1/2019	(3)	Monthly	2/28/2022
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1		4.7%		8,608,783	10,222,180	3/1/2017	(3)	Quarterly	3/31/2022
King Street Capital Offshore Ltd., Class A, Series 1		4.2%		7,275,170	9,122,408	1/3/2017	(3)	Quarterly	3/31/2022	(6)
King Street Capital Offshore Ltd., Class S, Multiple Series		0.6%		1,246,053	1,420,310	1/3/2017	(3)	N/A	(5)
PIMCO Tactical Opportunities Fund, L.P., Class A		4.9%		7,878,627	10,703,136	7/1/2017	(3)	Semi-Annual	6/30/2022	(7)
Total Fixed Income		19.0%		$ 34,366,492	$ 41,486,364

Multi-Strategy:
Davidson Kempner Partners		9.6%		$ 17,245,076	$ 21,074,958	1/3/2017	(3)	Semi-Annual	6/30/2022
D.E. Shaw Composite International Fund		6.3%		6,832,660	13,904,384	1/3/2017		Quarterly	3/31/2022
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series		6.8%		13,000,000	14,865,950	6/1/2020	(3)	Quarterly	3/31/2022	(8)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series		5.1%		9,153,976	11,138,318	11/1/2017	(3)	Quarterly	3/31/2022	(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series		10.2%		17,000,000	22,371,157	10/1/2018	(3)	Quarterly	3/31/2022	(6)
Paloma International Ltd., Class C, Multiple Series		10.0%		20,000,145	21,945,077	6/1/2019	(3)	Annual	12/31/2022
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1		4.4%		9,000,000	9,604,279	1/31/2021	(3)	Quarterly	4/30/2022	(6)
Total Multi-Strategy		52.4%		$ 92,231,857	$ 114,904,123

Opportunistic:
Palmetto Fund Ltd., Class D		3.4%		$ 8,498,530	$ 7,716,029	1/1/2018	(3)	Quarterly	3/31/2022
Voya Mortgage Investment Fund, Institutional Class, Lead Series		4.4%		8,503,946	9,672,179	1/3/2017	(3)	Quarterly	3/31/2022
Total Opportunistic		7.8%		$ 17,002,476	$ 17,388,208

Total Investments In Portfolio Funds		95.9%		$ 171,322,177	$ 210,629,808

		% of
Money Market Funds	Shares	Net Assets		Cost(1)	Fair Value

Fidelity Investments Government Money Market Portfolio,
Institutional Class, 0.01%(9)	12,120,699	5.5%		$ 12,120,699	$ 12,120,699

Total Investments		101.4%		$ 183,442,876	$ 222,750,507

Liabilities in Excess of Other Assets		(1.4)%			$ (3,022,391)

Net Assets		100.0%			$ 219,728,116

(1) There were no unfunded capital commitments as of January 31, 2022.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 25 to 90 days.
(3) The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4) Amount is less than 0.05%.
(5) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6) Subject to 25% investor level quarterly gate.
(7) Subject to 33% investor level semi-annual gate.
(8) Subject to 12.50% investor level quarterly gate.
(9) Rate disclosed is the seven day effective yield as of January 31, 2022.

* All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.